LEASES - Net investment in sales-type leases (Details) ₫ in Millions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
LEASES
Gross lease receivables	₫ 1,173,706	$ 48,380,297	₫ 904,418		$ 37,895,667	₫ 149,417
Received cash	(74,141)	(3,056,101)	(53,765)		(2,252,786)	(2,649)
Unearned interest income	(229,260)	(9,450,124)	(142,436)		(5,968,156)	(59,258)
Net investment in sales-type leases	870,305	35,874,073	708,217		29,674,725	87,510
Current net investment in sales-type lease	79,801	3,289,406	87,552	[1]	3,668,482	5,448
Non-current net investment in sales-type lease	₫ 790,504	$ 32,584,666	₫ 620,665	[1]	$ 26,006,243	₫ 82,062

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).